CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [member]	Share premium [member]	Treasury Shares Member	Reserve for acquisition of non - controlling interest [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of share-based payments [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Total Equity	$ 430,203
Comprehensive income	(16,561)	$ 0	$ 0	$ 0	$ 0	$ (16,790)	$ 23,466	$ (25,927)	$ 0	$ (19,251)	$ 2,690
Profit (loss)	(13,568)	0	0	0	0	(16,790)	0	0	0	(16,790)	3,222
Other comprehensive income	(2,993)	0	0	0	0	0	23,466	(25,927)	0	(2,461)	(532)
Dividends	24,479	0	0	0	0	(24,147)	0	0	0	(24,147)	(332)
Stock-based compensation	3,314	0	0	0	0	0	0	0	3,314	3,314	0
Non-controlling interest	7,836	0	0	0	0	0	0	0	0	0	7,836
Reserve for acquisition of non - controlling interest	(22,474)	0	0	0	(22,474)	0	0	0	0	(22,474)	0
Total Equity	377,839	48	639,435	0	(23,531)	(94,535)	(170,063)	9,594	7,415	368,363	9,476
Comprehensive income	(69,458)	0	0	0	0	18,540	(87,059)	(1,190)	0	(69,709)	251
Profit (loss)	20,486	0	0	0	0	18,540	0	0	0	18,540	1,946
Other comprehensive income	(89,944)	0	0	0	0	0	(87,059)	(1,190)	0	(88,249)	(1,695)
Compensation of retained losses	0	0	(24,147)	0	0	24,147	0	0	0	0	0
Increase of share capital	1	1	0	0	0	0	0	0	0	1	0
Dividends	1,186	0	0	0	0	0	0	0	0	0	(1,186)
Stock-based compensation	5,551	0	0	0	0	0	0	0	5,551	5,551	0
Aquisition of treasury shares	8,178	0	0	(8,178)	0	0	0	0	0	(8,178)	0
Gains Losses On Net Monetary Position	35,524	0	0	0	0	35,524	0	0	0	35,524	0
Total Equity	340,092	49	615,288	(8,178)	(23,531)	(16,325)	(257,122)	8,404	12,966	331,551	8,541
Comprehensive income	(112,922)	0	0	0	0	(81,306)	(14,151)	(17,276)	0	(112,733)	(189)
Profit (loss)	(80,693)	0	0	0	0	(81,306)	0	0	0	(81,306)	613
Other comprehensive income	(32,229)	0	0	0	0	0	(14,151)	(17,276)	0	(31,427)	(802)
Compensation of retained losses	0	0	0	0	0	0	0	0	0	0	0
Dividends	0	0	0	0	0	0	0	0	0	0	0
Stock-based compensation	5,251	0	0	0	0	0	0	0	5,251	5,251	0
Reserve for acquisition of non - controlling interest	7,083	0	0	0	23,531	(8,096)	0	0	0	15,435	(8,352)
Shares delivered	0	0	4,173	0	0	0	0	0	(4,173)	0	0
Aquisition of treasury shares	11,141	0	0	(11,141)	0	0	0	0	0	(11,141)	0
Gains Losses On Net Monetary Position	(21,343)	0	0	0	0	(21,343)	0	0	0	(21,343)	0
Total Equity	$ 207,020	$ 49	$ 619,461	$ (19,319)	$ 0	$ (127,070)	$ (271,273)	$ (8,872)	$ 14,044	$ 207,020	$ 0